Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Provision [Abstract]
Schedule of Relationship Between Tax expense and Accounting Profit	Explanation of the relationship between tax expense and accounting profit:
	Year Ended December 31,
	2023	2022
	(in thousands)
Income before taxes	$(53,637)	$(18,569)
Tax at the applicable rate of 21%	(11,263)	(3,899)
State income taxes, net of federal benefit	-	-
Permanent items	5,852	1,439
Tax effect of differences in foreign tax rates	2,622	2,046
Other	302	(140)
Change in valuation allowance	2,502	554
Actual income tax expense (benefit)	$15	$-

Schedule of Significant Portions of the Net Deferred Tax Assets	The tax effects of temporary difference and carryforwards that give rise to significant portions of the net deferred tax assets were as follows:
	Year Ended December 31,
	2023	2022
	(in thousands)
Deferred tax assets:
Net operating losses	$1,329	$1,249
Interest expense carryforward	4,343	1,948
Lease liabilities	312	207
Total deferred tax assets	5,984	3,404
Deferred tax asset valuation allowance	(5,693)	(3,203)
Net deferred tax assets	291	201

Deferred tax liabilities:
Other	-	(1)
Right-of-use asset	(291)	(200)
Total deferred tax liabilities	(291)	(201)
Net deferred taxes	$-	$-